Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 98.86%
Communication services: 1.96%
Media: 1.96%
IAC/InterActiveCorp †	81,212	$ 15,377,492
Match Group Incorporated †	339,870	51,384,945
		66,762,437
Consumer discretionary: 12.27%
Diversified consumer services: 3.03%
Bright Horizons Family Solutions Incorporated †	305,903	52,918,160
Chegg Incorporated †	556,497	50,268,374
		103,186,534
Hotels, restaurants & leisure: 3.10%
Chipotle Mexican Grill Incorporated †	48,996	67,943,243
Domino's Pizza Incorporated	97,993	37,576,396
		105,519,639
Internet & direct marketing retail: 6.14%
Chewy Incorporated Class A †«	490,967	44,133,024
Etsy Incorporated †	342,274	60,893,967
MercadoLibre Incorporated †	62,182	104,168,530
		209,195,521
Financials: 1.69%
Consumer finance: 1.69%
Foley Trasimene Acquisition Corporation †	2,334,800	35,255,480
LendingTree Incorporated †	81,360	22,275,554
		57,531,034
Health care: 33.65%
Biotechnology: 9.34%
Black Diamond Therapeutics Incorporated †	325,432	10,430,096
CRISPR Therapeutics AG †	143,221	21,928,567
Deciphera Pharmaceuticals Incorporated †	260,827	14,885,397
Exact Sciences Corporation †	383,355	50,790,704
Mirati Therapeutics Incorporated †	79,757	17,517,827
Natera Incorporated †	461,469	45,925,395
ORIC Pharmaceuticals Incorporated †«	423,463	14,334,223
Sarepta Therapeutics Incorporated †	193,681	33,020,674
Turning Point Therapeutics Incorporated †	248,910	30,329,684
Twist Bioscience Corporation †	264,822	37,416,700
Zai Lab Limited ADR †	239,151	32,366,696
Zymeworks Incorporated †	193,175	9,129,451
		318,075,414
Health care equipment & supplies: 11.41%
ABIOMED Incorporated †	114,877	37,243,123
Align Technology Incorporated †	129,655	69,285,039
DexCom Incorporated †	76,651	28,339,408
Haemonetics Corporation †	346,984	41,204,350
Inari Medical Incorporated †	615,814	53,754,404
See accompanying notes to portfolio of investments

Wells Fargo Discovery Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Health care equipment & supplies (continued)
Insulet Corporation †	170,736	$ 43,645,244
iRhythm Technologies Incorporated †	265,623	63,008,432
Shockwave Medical Incorporated †	501,989	52,066,299
		388,546,299
Health care providers & services: 7.78%
Amedisys Incorporated †	171,538	50,317,242
Chemed Corporation	120,136	63,985,635
Guardant Health Incorporated †	388,165	50,026,705
HealthEquity Incorporated †	500,386	34,881,908
Molina Healthcare Incorporated †	180,956	38,485,722
OAK Street Health Incorporated †	446,680	27,318,949
		265,016,161
Health care technology: 1.65%
Veeva Systems Incorporated Class A †	206,306	56,166,809
Life sciences tools & services: 2.09%
Berkeley Lights Incorporated †	308,307	27,565,729
Bio-Rad Laboratories Incorporated Class A †	75,048	43,748,481
		71,314,210
Pharmaceuticals: 1.38%
Catalent Incorporated †	450,588	46,892,693
Industrials: 14.72%
Aerospace & defense: 3.52%
HEICO Corporation	254,501	33,695,932
Mercury Systems Incorporated †	547,253	48,191,099
Teledyne Technologies Incorporated †	97,191	38,096,928
		119,983,959
Building products: 1.49%
Trex Company Incorporated †	605,594	50,700,330
Commercial services & supplies: 3.52%
Casella Waste Systems Incorporated Class A †	1,056,743	65,465,229
IAA Incorporated †	789,757	51,318,410
Tetra Tech Incorporated	26,568	3,076,043
		119,859,682
Electrical equipment: 2.17%
Generac Holdings Incorporated †	325,642	74,054,247
Professional services: 1.31%
Clarivate Analytics plc †	1,498,153	44,510,126
Road & rail: 1.38%
Saia Incorporated †	260,814	47,155,171
Trading companies & distributors: 1.33%
SiteOne Landscape Supply Incorporated †	285,442	45,279,664
See accompanying notes to portfolio of investments

2  |  Wells Fargo Discovery Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Information technology: 33.19%
Electronic equipment, instruments & components: 0.98%
Novanta Incorporated †	283,679	$ 33,536,531
IT services: 17.96%
Black Knight Incorporated †	729,738	64,472,352
Booz Allen Hamilton Holding Corporation	161,699	14,096,919
EPAM Systems Incorporated †	143,402	51,388,107
Euronet Worldwide Incorporated †	296,464	42,963,563
Globant SA †	275,844	60,026,413
MongoDB Incorporated †	252,197	90,548,811
Square Incorporated Class A †	212,619	46,274,399
StoneCo Limited Class A †	1,113,575	93,451,214
Twilio Incorporated Class A †	192,078	65,018,403
WEX Incorporated †	229,252	46,659,660
WNS Holdings Limited ADR †	510,706	36,796,367
		611,696,208
Semiconductors & semiconductor equipment: 4.19%
Lattice Semiconductor Corporation †	1,064,098	48,756,970
MKS Instruments Incorporated	365,220	54,947,349
Universal Display Corporation	169,133	38,866,763
		142,571,082
Software: 10.06%
Avalara Incorporated †	358,106	59,048,098
Bill.com Holdings Incorporated †	318,528	43,479,072
Crowdstrike Holdings Incorporated Class A †	283,759	60,105,831
Elastic NV †	415,018	60,646,580
Five9 Incorporated †	439,085	76,576,424
Unity Software Incorporated †«	278,248	42,702,721
		342,558,726
Real estate: 1.38%
Equity REITs: 1.38%
QTS Realty Trust Incorporated Class A	758,896	46,960,484
Total Common stocks (Cost $1,685,100,963)		3,367,072,961

		Yield	Shares	Value
Short-term investments: 3.18%
Investment companies: 3.18%
Securities Lending Cash Investments LLC ♠‡∞		0.16%	80,276,682	$ 80,276,682
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	28,159,304	28,159,304
Total Short-term investments (Cost $108,435,986)				108,435,986
Total investments in securities (Cost $1,793,536,949)	102.04%			3,475,508,947
Other assets and liabilities, net	(2.04)			(69,546,767)
Total net assets	100.00%			$3,405,962,180

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
See accompanying notes to portfolio of investments

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Portfolio of investments—December 31, 2020 (unaudited)
‡	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$11,803,125	$205,137,920	$(136,664,363)	$0	$0	$80,276,682		80,276,682	$14,721#
Wells Fargo Government Money Market Fund Select Class	10,524,388	212,506,253	(194,871,337)	0	0	28,159,304		28,159,304	1,169
				$0	$0	$108,435,986	3.18%		$15,890

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Discovery Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Wells Fargo Discovery Fund  |  5

Notes to portfolio of investments—December 31, 2020 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$66,762,437	$0	$0	$66,762,437
Consumer discretionary	417,901,694	0	0	417,901,694
Financials	57,531,034	0	0	57,531,034
Health care	1,146,011,586	0	0	1,146,011,586
Industrials	501,543,179	0	0	501,543,179
Information technology	1,130,362,547	0	0	1,130,362,547
Real estate	46,960,484	0	0	46,960,484
Short-term investments
Investment companies	108,435,986	0	0	108,435,986
Total assets	$3,475,508,947	$0	$0	$3,475,508,947
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Discovery Fund